Financial Instruments and Related Disclosures - Summary of Fair Value of Financial Instruments (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	£ 13,543	£ 15,632
Financial liabilities at fair value	(48,760)	(51,436)
Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	123	89
Financial liabilities at fair value	(57)	(31)
Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,927	2,939
Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,943	1,942
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	199	121
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	59	46
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	30
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	83	68
Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,449	3,292
At Fair Value [Member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	5,806	8,527
Financial liabilities at fair value	(6,304)	(6,100)
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,927	2,939
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,943	1,942
At Fair Value [Member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	123	89
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	199	121
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	59	46
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	30
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	83	68
At Fair Value [Member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,449	3,292
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,076)	(5,869)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(171)	(200)
At Fair Value [Member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(57)	(31)
At Fair Value [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	3,185	5,573
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,736	2,281
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,449	3,292
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	2,202	2,140
Financial liabilities at fair value	(228)	(222)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	1,943	1,942
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial assets at fair value through other comprehensive income, category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	123	89
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	59	46
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	77	63
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(171)	(191)
At Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liabilities at Fair Value Through Profit or Loss That Meet Definition of Held for Trading, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(57)	(31)
At Fair Value [Member] | Level 3 [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	419	814
Financial liabilities at fair value	(6,076)	(5,878)
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	191	658
At Fair Value [Member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other investments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	199	121
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Trade and other receivable [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Other Noncurrent Assets [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	23	30
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	6	5
At Fair Value [Member] | Level 3 [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member] | Cash and cash equivalents [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial assets at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Contingent Consideration Liabilities [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	(6,076)	(5,869)
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Derivatives designated and effective as hedging instruments [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	0	0
At Fair Value [Member] | Level 3 [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Held for trading derivatives that are not in a designated and effective hedging relationship [member]
Disclosure Of Financial Assets And Liabilities [line items]
Financial liabilities at fair value	£ 0	£ (9)